Changes in Equity (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Changes In Equity Details
Beginning Balance	$ 19,916,047
Acquisition	580,886	4,500,000
Other comprehensive income	(626,878)
Vesting of stock options and warrants	75,082
Net loss	(2,215,215)
Ending Balance	$ 17,729,922	$ 19,916,047